Investment Strategy - Federated Hermes Municipal Ultrashort Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to (or may be a specific preference item for purposes of) the federal alternative minimum tax (AMT) for individuals. The Fund will invest at least 65% of its assets in securities rated investment grade (or unrated securities of comparable quality) without regard to the maturity of the securities and may purchase securities rated below investment grade, which are also known as junk bonds, (or unrated securities of comparable quality) without regard to the maturity of the securities up to 35% of its assets. The Fund’s investment adviser (“Adviser”) seeks to maintain a low degree of Share price fluctuation by generally limiting the Fund’s dollar-weighted average portfolio duration to one year or less. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook. Duration measures the sensitivity of a security’s price to changes in interest rates. The Adviser may also continue to seek to maintain a low degree of Share price fluctuation and manage the Fund’s average duration by investing in variable rate demand notes, municipal notes and short-term municipal bonds as a core position in the Fund’s portfolio.The Adviser may seek higher returns than may be offered by a tax-exempt money market fund by generally investing in: ■ short-term securities with maturities greater than one year; ■ medium-quality securities; and/or ■ noninvestment-grade securities. Short-term securities generally include securities with maturities of no more than three years. The Fund also may invest in securities with maturities greater than three years, subject to the Fund generally limiting the Fund’s dollar-weighted average portfolio duration to one year or less. Medium-quality securities generally include investment-grade securities that are rated in the third and fourth highest rating category by a nationally recognized statistical rating organization (NRSRO) and unrated securities of comparable quality. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated AAA, AA, A and BBB (including modifiers, sub-categories or gradations) by S&P Global Ratings, an NRSRO, would be rated in the first, second, third or fourth highest rating category, respectively. Tax-exempt securities rated A and BBB by S&P Global Ratings are rated in the third (A) and fourth (BBB) highest rating categories and would be considered medium-quality securities by the Fund. The presence of a ratings modifier, sub-category, or gradation (for example, a (+) or (-)), is intended to show relative standing within the major rating categories and does not affect the security credit rating for purposes of the Fund’s investment parameters. Although medium-quality securities are still considered investment-grade securities, lower credit ratings do correspond to higher perceived credit risk. Noninvestment-grade securities generally include securities rated below investment grade and unrated securities of comparable quality. For example, tax-exempt securities rated BB by S&P Global Ratings would be noninvestment-grade securities. The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds; special revenue bonds; private activity bonds; tax increment financing bonds; municipal mortgage-backed securities; planned amortization classes; variable rate demand instruments; municipal notes; and tax-exempt commercial paper. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement. The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, options contracts and swap contracts) and/or hybrid instruments to implement its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration of the Fund’s portfolio or to hedge against potential losses. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price. The Fund will normally invest so that at least 80% of its net assets are in tax-exempt securities or at least 80% of its annual interest income is exempt from federal regular income tax. Only for purposes of compliance with Rule 35d-1 under the Investment Company Act of 1940 (“1940 Act”), the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.